UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment:           | |; Amendment Number: ____

This Amendment (Check only one):   | | is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Conus Partners, Inc.

Address:  49 West 38th Street
          11th Floor
          New York, New York 10018


13F File Number: 28-12281

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Andrew Zacks
Title:    Managing Director
Phone:    212-332-7291


Signature, Place and Date of Signing:


/s/ Andrew Zacks             New York, New York               February 16, 2010
--------------------      -------------------------         --------------------
     [Signature]               [City, State]                        [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    52

Form 13F Information Table Value Total:   $266,148
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.     Form 13F File Number    Name


                                                   FORM 13F INFORMATION TABLE
                                                     Conus Partners, Inc.
                                                       December 31, 2009



COLUMN 1                      COLUMN  2        COLUMN 3   COLUMN 4        COLUMN 5       COLUMN 6       COLUMN 7       COLUMN 8

                              TITLE                       VALUE      SHRS OR   SH/ PUT/  INVESTMENT      OTHE      VOTING AUTHORITY
NAME OF ISSUER                OF CLASS         CUSIP      (X$1000)   PRN AMT   PRN CALL  DISCRETION      MGRS    SOLE  SHARED   NONE
--------------                --------         -----      --------   -------   --- ----  ----------      ----    ----  ------   ----
4 KIDS ENTMT INC              COM              350865101     980       616,253 SH        SHARED-DEFINED  NONE           616,253
ADOLOR CORP                   COM              00724X102      65        44,752 SH        SHARED-DEFINED  NONE            44,752
ALEXZA PHARMACEUTICALS INC    COM              015384100   1,176       490,064 SH        SHARED-DEFINED  NONE           490,064
ALLIANCE DATA SYSTEMS CORP    COM              018581108  12,918       200,000 SH  PUT   SHARED-DEFINED  NONE           200,000
AMAZON COM INC                COM              023135106  13,452       100,000 SH  PUT   SHARED-DEFINED  NONE           100,000
ARCELORMITTAL SA LUXEMBOURG   NY REGISTRY SH   03938L104   5,966       130,400 SH  PUT   SHARED-DEFINED  NONE           130,400
ATS MED INC                   COM              002083103   1,215       376,028 SH        SHARED-DEFINED  NONE           376,028
BOEING CO                     COM              097023105   5,413       100,000 SH  PUT   SHARED-DEFINED  NONE           100,000
CHIQUITA BRANDS INTL INC      COM              170032809   1,804       100,000 SH  PUT   SHARED-DEFINED  NONE           100,000
CISCO SYS INC                 COM              17275R102   6,703       280,000 SH  CALL  SHARED-DEFINED  NONE           280,000
CRAWFORD & CO                 CL A             224633206   2,005       600,219 SH        SHARED-DEFINED  NONE           600,219
DIGITAL RLTY TR INC           COM              253868103   6,034       120,000 SH  PUT   SHARED-DEFINED  NONE           120,000
DURECT CORP                   COM              266605104   9,418     3,813,139 SH        SHARED-DEFINED  NONE         3,813,139
ENERGY PARTNERS LTD           COM NEW          29270U303     437        51,159 SH        SHARED-DEFINED  NONE            51,159
ENZO BIOCHEM INC              COM              294100102     895       166,400 SH        SHARED-DEFINED  NONE           166,400
FORD MTR CO DEL               COM PAR $0.01    345370860   6,279       627,900 SH  PUT   SHARED-DEFINED  NONE           627,900
FRESH DEL MONTE PRODUCE INC   ORD              G36738105   2,210       100,000 SH  CALL  SHARED-DEFINED  NONE           100,000
GENERAL ELECTRIC CO           COM              369604103   6,067       401,000 SH  PUT   SHARED-DEFINED  NONE           401,000
GENZYME CORP                  COM              372917104  10,209       208,300 SH  CALL  SHARED-DEFINED  NONE           208,300
GILEAD SCIENCES INC           COM              375558103   5,192       120,000 SH  CALL  SHARED-DEFINED  NONE           120,000
GLOBALSTAR INC                COM              378973408     492       565,000 SH        SHARED-DEFINED  NONE           565,000
HILLENBRAND INC               COM              431571108   1,884       100,000 SH  CALL  SHARED-DEFINED  NONE           100,000
INOVIO BIOMEDICAL CORP        COM              45773H102     152       133,645 SH        SHARED-DEFINED  NONE           133,645
INTERNATIONAL BUSINESS MACHS  COM              459200101  17,017       130,000 SH  PUT   SHARED-DEFINED  NONE           130,000
INTUITIVE SURGICAL INC        COM NEW          46120E602   6,069        20,000 SH  PUT   SHARED-DEFINED  NONE            20,000
ISHARES INC                   MSCI BRAZIL      464286400   8,207       110,000 SH  PUT   SHARED-DEFINED  NONE           110,000
ISHARES INC                   MSCI MEX INVEST  464286822   2,444        50,000 SH  PUT   SHARED-DEFINED  NONE            50,000
ISHARES TR INDEX              FTSE XNHUA IDX   464287184   5,494       130,000 SH  PUT   SHARED-DEFINED  NONE           130,000
ISHARES TR INDEX              MSCI EMERG MKT   464287234   4,150       100,000 SH  PUT   SHARED-DEFINED  NONE           100,000
LABOPHARM INC                 COM              504905100   2,049       985,301 SH        SHARED-DEFINED  NONE           985,301
LANDEC CORP                   COM              514766104     461        73,850 SH        SHARED-DEFINED  NONE            73,850
MAXYGEN INC                   COM              577776107  19,463     3,195,950 SH        SHARED-DEFINED  NONE         3,195,950
MDS INC                       COM              55269P302   2,745       358,840 SH        SHARED-DEFINED  NONE           358,840
MOTOROLA INC                  COM              620076109   2,547       328,200 SH  CALL  SHARED-DEFINED  NONE           328,200
NORDSTROM INC                 COM              655664100   3,758       100,000 SH  PUT   SHARED-DEFINED  NONE           100,000
OCCAM NETWORKS INC            COM NEW          67457P309   8,196     1,517,816 SH        SHARED-DEFINED  NONE         1,517,816
PERMA-FIX ENVIRONMENTAL SVCS  COM              714157104   4,205     1,852,439 SH        SHARED-DEFINED  NONE         1,852,439
PHARMACEUTICAL HLDRS TR       DEPOSITRY RCPT   71712A206   3,960        60,000 SH  CALL  SHARED-DEFINED  NONE            60,000
PLATINUM GROUP METALS LTD     COM NEW          72765Q205   1,590       750,000 SH        SHARED-DEFINED  NONE           750,000
QUATERRA RES INC              COM              747952109   1,146       600,000 SH        SHARED-DEFINED  NONE           600,000
RETAIL HOLDRS TR              DEP RCPT         76127U101  17,492       186,400 SH  PUT   SHARED-DEFINED  NONE           186,400
SANOFI AVENTIS                SPONSORED ADR    80105N105   3,534        90,000 SH  CALL  SHARED-DEFINED  NONE            90,000
SELECT SECTOR SPDR TR         SBI HEALTHCARE   81369Y209   6,214       200,000 SH  CALL  SHARED-DEFINED  NONE           200,000
SIMON PPTY GROUP INC NEW      COM              828806109   4,788        60,000 SH  PUT   SHARED-DEFINED  NONE            60,000
SPDR GOLD TRUST               GOLD SHS         78463V107   6,439        60,000 SH  PUT   SHARED-DEFINED  NONE            60,000
SPDR SERIES TRUST             S&P RETAIL ETF   78464A714   7,120       200,000 SH  PUT   SHARED-DEFINED  NONE           200,000
STAAR SURGICAL CO             COM PAR $0.01    852312305     685       220,894 SH        SHARED-DEFINED  NONE           220,894
SYMYX TECHNOLOGIES            COM              87155S108   9,062     1,647,595 SH        SHARED-DEFINED  NONE         1,647,595
TEVA PHARMACEUTICAL INDS LTD  ADR              881624209   6,742       120,000 SH  CALL  SHARED-DEFINED  NONE           120,000
THERAGENICS CORP              COM              883375107   4,070     3,037,325 SH        SHARED-DEFINED  NONE         3,037,325
WELLPOINT INC                 COM              94973V107   5,246        90,000 SH  PUT   SHARED-DEFINED  NONE            90,000
W P CAREY & CO LLC            COM              92930Y107     291        10,500 SH        SHARED-DEFINED  NONE            10,500



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